                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-7264

                         Greater China Growth Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                             Date of Fiscal Year End

                                 August 31, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

CHINA -- 26.1%

SECURITY                                  SHARES           VALUE
Auto Manufacturer -- 3.2%
----------------------------------------------------------------------
Denway Motors, Ltd.                           4,066,000    $ 2,293,862
A car manufacturer.
----------------------------------------------------------------------
                                                           $ 2,293,862
----------------------------------------------------------------------
Banks -- 1.0%
----------------------------------------------------------------------
CITIC International Financial Holdings,
Ltd.                                          2,195,000    $   689,521
Mid cap Hong Kong bank with a strong
China connection.
----------------------------------------------------------------------
                                                           $   689,521
----------------------------------------------------------------------
Cosmetics & Toiletries -- 0.5%
----------------------------------------------------------------------
Natural Beauty Bio-Technology, Ltd.           5,640,000    $   397,731
The company researches, develops,
manufactures and sells beauty,
aromatherapeutic and skin care branded
products, distributed through a sales
network in Greater China. It also
provides skin treatments and SPA
services through its beauty centres.
----------------------------------------------------------------------
                                                           $   397,731
----------------------------------------------------------------------
Electric - Generation -- 2.4%
----------------------------------------------------------------------
Huaneng Power International, Inc.             1,240,000    $ 1,701,189
Largest independant power generation
company in China.
----------------------------------------------------------------------
                                                           $ 1,701,189
----------------------------------------------------------------------
Foods -- 1.2%
----------------------------------------------------------------------
Global Bio-chem Technology Group Co.,
Ltd.                                          2,498,800    $   849,033
The company manufactures corn refined
and corn based biochemical products in
China and researches and develops corn
based biochemical products.
----------------------------------------------------------------------
                                                           $   849,033
----------------------------------------------------------------------
Insurance -- 1.2%
----------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                     1,534,000    $   840,831
Underwriting and broking of reinsurance
business; underwriting of life and
general insurance business in China.
----------------------------------------------------------------------
                                                           $   840,831
----------------------------------------------------------------------

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Manufacturing -- 0.8%
----------------------------------------------------------------------
Shanghai Industrial Holdings, Ltd.              360,000    $   600,058
Diversified conglomerate with over 90%
of its businesses in Shanghai.
----------------------------------------------------------------------
                                                           $   600,058
----------------------------------------------------------------------
Metals - Aluminum -- 1.7%
----------------------------------------------------------------------
Aluminum Corp. of China, Ltd.                 3,930,000    $ 1,196,750
Producer and distributor of alumina and
primary aluminum.
----------------------------------------------------------------------
                                                           $ 1,196,750
----------------------------------------------------------------------
Mining -- 2.5%
----------------------------------------------------------------------
Yanzhou Coal Mining Co., Ltd.                 2,976,000    $ 1,774,324
Underground mining of prime quality coal
from its mines in Shangdong Province.
----------------------------------------------------------------------
                                                           $ 1,774,324
----------------------------------------------------------------------
Oil - Field Services -- 1.3%
----------------------------------------------------------------------
China Oilfield Services, Ltd.                 3,268,000    $   900,881
China's offshore oilfield services
provider.
----------------------------------------------------------------------
                                                           $   900,881
----------------------------------------------------------------------
Oil Companies - Exploration & Production -- 3.1%
----------------------------------------------------------------------
CNOOC, Ltd.                                   1,200,000    $ 2,246,370
The company's business is exploration,
development and production of crude oil
and natural gas in offshore China.
----------------------------------------------------------------------
                                                           $ 2,246,370
----------------------------------------------------------------------
Oil Companies - Integrated -- 2.7%
----------------------------------------------------------------------
PetroChina Co., Ltd.                          5,496,000    $ 1,920,262
An integrated oil company.
----------------------------------------------------------------------
                                                           $ 1,920,262
----------------------------------------------------------------------
Telecommunication Services -- 3.5%
----------------------------------------------------------------------
China Telecom Corp., Ltd.                     9,124,000    $ 2,515,191
Dominant fixed line provider in
Shanghai, Jiangsu, Guangdong and
Zhejiang Province.
----------------------------------------------------------------------
                                                           $ 2,515,191
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Transportation -- 1.0%
----------------------------------------------------------------------
Zhejiang Expressway Co., Ltd.                 1,516,000    $   738,635
Toll road operator in Zhejiang Province.
----------------------------------------------------------------------
                                                           $   738,635
----------------------------------------------------------------------
Total China
   (identified cost $13,128,830)                           $18,664,638
----------------------------------------------------------------------

HONG KONG -- 40.4%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Apparel and Accessories -- 2.3%
----------------------------------------------------------------------
Lee & Man Handbag International, Ltd.         4,278,000    $   817,286
Largest handbag manufacturer in the PRC.
Yue Yuen Industrial Holdings, Ltd.              288,000        860,390
World's largest athletic and casual
footwear manufacturer.
----------------------------------------------------------------------
                                                           $ 1,677,676
----------------------------------------------------------------------
Appliances -- 1.0%
----------------------------------------------------------------------
Allan International Holdings, Ltd.            4,098,000    $   735,609
Designs, manufactures and sells a wide
range of household electrical
appliances, personal care products and
toys.
----------------------------------------------------------------------
                                                           $   735,609
----------------------------------------------------------------------
Applications Software -- 0.8%
----------------------------------------------------------------------
Kingdee International Software Group
Co., Ltd.                                     1,974,000    $   582,133
Chinese software company in the process
of evolving from an accounting software
developer to a vendor of ERP (Enterprise
Resource Planning) systems.
----------------------------------------------------------------------
                                                           $   582,133
----------------------------------------------------------------------
Banks -- 0.4%
----------------------------------------------------------------------
Wing Lung Bank, Ltd.                             60,700    $   309,755
Mid cap Hong Kong bank.
----------------------------------------------------------------------
                                                           $   309,755
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Distribution / Wholesale -- 2.2%
----------------------------------------------------------------------
Espirit Holdings, Ltd.                          213,500    $   531,064
The company engages in design,
licensing, sourcing, manufacturing,
wholesale and retail distribution of
high quality apparel and related
products under the ESPRIT brand name,
and Red Earth cosmetics, skin and
general body care products.
Linmark Group, Ltd.                           2,850,000      1,050,582
The company engages in sourcing business
and the business of provision of supply
chain management solutions to retail
chain operators, brands, wholesalers,
mail order houses and department stores
in various countries.
----------------------------------------------------------------------
                                                           $ 1,581,646
----------------------------------------------------------------------
Diversified Financial Services -- 2.4%
----------------------------------------------------------------------
Guoco Group, Ltd.                               263,000    $ 1,719,781
The company engages in finance,
insurance, stockbroking, property
development and merchant banking.
----------------------------------------------------------------------
                                                           $ 1,719,781
----------------------------------------------------------------------
Diversified Operations -- 10.0%
----------------------------------------------------------------------
Hutchison Whampoa, Ltd.                         283,000    $ 2,086,419
Conglomerate with main business
interests in ports, telecoms and energy.
Jardine Matheson Holdings, Ltd.                 221,200      1,542,870
A multinational conglomerate engages in
financial services, investment
properties, supermarkets, hotels,
engineering and insurance.
Shun Tak Holdings, Ltd.                       3,206,000      1,109,876
A conglomerate engaged in shipping,
property and hospitality with a focus on
Macau.
Swire Pacific, Ltd. - Class A                   371,000      2,083,508
Hong Kong conglomerate with interests in
property, aviation, beverages and marine
services.
Swire Pacific, Ltd. - Class B                   417,500        358,656
Hong Kong conglomerate with interests in
property, aviation, beverages and marine
services.
----------------------------------------------------------------------
                                                           $ 7,181,329
----------------------------------------------------------------------
Electric - Integrated -- 6.4%
----------------------------------------------------------------------
CLP Holdings, Ltd.                              605,000    $ 2,668,462
The company engages in electricity
generation & supply, power projects in
the PRC and other Asian countries, and
also property development.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electric - Integrated (continued)
----------------------------------------------------------------------
Hongkong Electric Holdings, Ltd.                487,000    $ 1,923,211
Electricity generator in Hong Kong.
----------------------------------------------------------------------
                                                           $ 4,591,673
----------------------------------------------------------------------
Electric Products -- 2.3%
----------------------------------------------------------------------
Fujikon Industrial Holdings, Ltd.             4,096,000    $   772,013
Manufacturer of audio, multimedia and
communication products.
Techtronic Industries Co., Ltd.                 400,000        897,522
Manufacturer of power tools and floor
care products.
----------------------------------------------------------------------
                                                           $ 1,669,535
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 0.8%
----------------------------------------------------------------------
The Grande Holdings, Ltd.                       480,000    $   578,517
Owner of Akai, Sansui and Nakamichi
brands with a high end EMS business
focusing on consumer electronics.
----------------------------------------------------------------------
                                                           $   578,517
----------------------------------------------------------------------
Hotels and Motels -- 1.0%
----------------------------------------------------------------------
Shangri-La Asia, Ltd.                           878,000    $   731,737
Hotel group with a focus on China.
----------------------------------------------------------------------
                                                           $   731,737
----------------------------------------------------------------------
Machinery - General Industrial -- 0.1%
----------------------------------------------------------------------
Chen Hsong Holdings, Ltd.                       208,000    $   104,010
Manufacturer of plastic injection
molding machines.
----------------------------------------------------------------------
                                                           $   104,010
----------------------------------------------------------------------
Medical Products -- 1.3%
----------------------------------------------------------------------
Sun Hing Vision Group Holdings, Ltd.          2,178,000    $   914,569
The company designs, manufactures and
sells optical products.
----------------------------------------------------------------------
                                                           $   914,569
----------------------------------------------------------------------
Metals - Industrial -- 1.1%
----------------------------------------------------------------------
Asia Aluminum Holdings, Ltd.                  4,864,000    $   798,272
The company manufactures and sells
aluminum and stainless steel products.
----------------------------------------------------------------------
                                                           $   798,272
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Oil Refining & Marketing -- 3.1%
----------------------------------------------------------------------
Hong Kong and China Gas Co., Ltd.             1,648,000    $ 2,218,675
Distributor of gas and gas appliances in
Hong Kong with a growing business in
China.
----------------------------------------------------------------------
                                                           $ 2,218,675
----------------------------------------------------------------------
Real Estate Operating / Development -- 1.8%
----------------------------------------------------------------------
Hopewell Holdings, Ltd.                       1,127,000    $ 1,278,834
Involved in infrastructure and property
investment and development.
----------------------------------------------------------------------
                                                           $ 1,278,834
----------------------------------------------------------------------
Textiles -- 3.4%
----------------------------------------------------------------------
Fountain Set Holdings, Ltd.                   2,296,000    $ 1,957,675
The company engages in production &
sales of finished knitted fabrics,
sewing threads & dyed yarns; provision
of knitting, dyeing, printing & fabric
finishing services; trading of raw yarns
and sale of garments.
Victory City International Holdings,
Ltd.                                          1,132,000        486,226
Manufacturer of knitted fabrics and
garment trader.
----------------------------------------------------------------------
                                                           $ 2,443,901
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $22,834,073)                           $29,117,652
----------------------------------------------------------------------

MALAYSIA -- 0.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computers - Peripheral Equipment -- 0.9%
----------------------------------------------------------------------
Megan Media Holdings Berhad                     849,000    $   670,263
Malaysia's leading producer of data
storage products.
----------------------------------------------------------------------
                                                           $   670,263
----------------------------------------------------------------------
Total Malaysia
   (identified cost $629,643)                              $   670,263
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SOUTH KOREA -- 1.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Broadcasting Equipment -- 1.0%
----------------------------------------------------------------------
Humax Co., Ltd.                                  50,800    $   692,039
Set top box manufacturer.
----------------------------------------------------------------------
                                                           $   692,039
----------------------------------------------------------------------
Total South Korea
   (identified cost $851,970)                              $   692,039
----------------------------------------------------------------------

SINGAPORE -- 1.5%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Diversified Operations -- 0.9%
----------------------------------------------------------------------
Noble Group, Ltd.                               547,000    $   661,404
Diversified commodites trading company
with a global sourcing network.
----------------------------------------------------------------------
                                                           $   661,404
----------------------------------------------------------------------
Hotels and Motels -- 0.6%
----------------------------------------------------------------------
Mandarin Oriental International, Ltd.(1)        800,000    $   400,000
Global hotel group.
----------------------------------------------------------------------
                                                           $   400,000
----------------------------------------------------------------------
Total Singapore
   (identified cost $949,479)                              $ 1,061,404
----------------------------------------------------------------------

TAIWAN -- 26.2%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Apparel -- 1.2%
----------------------------------------------------------------------
Tainan Enterprises Co., Ltd.                    587,000    $   840,293
Garment manufacturer with production
sites around Asia.
----------------------------------------------------------------------
                                                           $   840,293
----------------------------------------------------------------------
Auto Manufacturer -- 1.1%
----------------------------------------------------------------------
China Motor Co., Ltd.                           441,000    $   776,181
Car manufacturer.
----------------------------------------------------------------------
                                                           $   776,181
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Auto Parts and Equipment -- 0.9%
----------------------------------------------------------------------
TYC Brother Industrial Co.                      458,000    $   678,469
Major auto lamp manufacturer with over
60% share in the US aftermarket.
----------------------------------------------------------------------
                                                           $   678,469
----------------------------------------------------------------------
Banks -- 4.3%
----------------------------------------------------------------------
Chinatrust Financial Holding Co., Ltd.        3,099,120    $ 2,527,296
The company provides a variety of
banking and financial services.
E. Sun Financial Holding Co., Ltd.(1)         1,068,000        529,457
The company provides commercial and
banking services as well as brokerage
and dealer services for short-term debt
instruments.
----------------------------------------------------------------------
                                                           $ 3,056,753
----------------------------------------------------------------------
Building Materials -- 1.8%
----------------------------------------------------------------------
Basso Industry Corp.                            620,000    $ 1,282,194
The company manufactures, assembles and
markets pneumatic nailers and staplers.
----------------------------------------------------------------------
                                                           $ 1,282,194
----------------------------------------------------------------------
Chemicals -- 0.7%
----------------------------------------------------------------------
Oriental Union Chemical Corp.                   450,720    $   486,550
Pure MEG play benefiting from the tight
supply outlook for the product.
----------------------------------------------------------------------
                                                           $   486,550
----------------------------------------------------------------------
Chemicals - Plastics -- 2.1%
----------------------------------------------------------------------
Formosa Plastics Corp.                        1,025,020    $ 1,518,437
Number two global PVC producer.
----------------------------------------------------------------------
                                                           $ 1,518,437
----------------------------------------------------------------------
Diversified Financial Services -- 2.1%
----------------------------------------------------------------------
SinoPac Holdings Co.                          3,819,230    $ 1,518,057
The company provides commercial banking
and securities brokerage services.
----------------------------------------------------------------------
                                                           $ 1,518,057
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Engineering and Construction -- 0.8%
----------------------------------------------------------------------
Continental Engineering Corp.                 1,549,000    $   570,254
Major contractor in Taiwan specialising
in civil engineering projects.
----------------------------------------------------------------------
                                                           $   570,254
----------------------------------------------------------------------
Household Furnishing & Appliances -- 1.0%
----------------------------------------------------------------------
Nien Made Enterprise Co., Ltd.                  404,176    $   699,513
Manufacturer of window blinds.
----------------------------------------------------------------------
                                                           $   699,513
----------------------------------------------------------------------
Medical Products -- 1.6%
----------------------------------------------------------------------
Pihsiang Machinery Mfg. Co., Ltd.               364,000    $ 1,185,216
Manufacturer of medical-grade
power-operated vehicles, i.e. electric
scooters and power wheelchairs.
----------------------------------------------------------------------
                                                           $ 1,185,216
----------------------------------------------------------------------
Oil Refining & Marketing -- 1.1%
----------------------------------------------------------------------
National Petroleum Co., Ltd.                  1,009,000    $   787,310
Taiwan's largest private gas station
operator.
----------------------------------------------------------------------
                                                           $   787,310
----------------------------------------------------------------------
Power Converters / Power Supply Equipment -- 0.9%
----------------------------------------------------------------------
Delta Electronics, Inc.                         466,200    $   615,400
Manufacturer of power supplies and video
display products.
----------------------------------------------------------------------
                                                           $   615,400
----------------------------------------------------------------------
Retail - Food -- 0.1%
----------------------------------------------------------------------
Taiwan FamilyMart Co., Ltd.                      78,840    $    91,120
Taiwan's second largest convenience
store operator.
----------------------------------------------------------------------
                                                           $    91,120
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 6.5%
----------------------------------------------------------------------
Acer, Inc.                                      575,258    $   852,172
Globally competitive PC brand with good
growth opportunities focused on
disposing of non core businesses and
improving returns.
Taiwan Semiconductor Manufacturing
Co.(1)                                        1,957,950      3,848,127
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties.
----------------------------------------------------------------------
                                                           $ 4,700,299
----------------------------------------------------------------------
Total Taiwan
   (identified cost $17,584,727)                           $18,806,046
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $55,978,722)                           $69,012,042
----------------------------------------------------------------------
Total Investments -- 96.1%
   (identified cost $55,978,722)                           $69,012,042
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.9%                     $ 2,816,749
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $71,828,791
----------------------------------------------------------------------

 Company descriptions are unaudited.
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

TOP TEN HOLDINGS

                                                                            PERCENTAGE
  COMPANY                         INDUSTRY SECTOR                           OF NET ASSETS  VALUE
  ---------------------------------------------------------------------------------------------------
  Taiwan Semiconductor            Semiconductor Components / Integrated
    Manufacturing Co.               Circuits                                        5.4%   $3,848,127
  CLP Holdings, Ltd.              Electric - Integrated                             3.7     2,668,462
  Chinatrust Financial Holding    Banks
    Co., Ltd.                                                                       3.5     2,527,296
  China Telecom Corp., Ltd.       Telecommunication Services                        3.5     2,515,191
  Denway Motors, Ltd.             Auto Manufacturer                                 3.2     2,293,862
  CNOOC, Ltd.                     Oil Companies - Exploration & Production          3.1     2,246,370
  Hong Kong and China Gas         Oil Refining & Marketing
    Co., Ltd.                                                                       3.1     2,218,675
  Hutchison Whampoa, Ltd.         Diversified Operations                            2.9     2,086,419
  Swire Pacific, Ltd. - Class A   Diversified Operations                            2.9     2,083,508
  Fountain Set Holdings, Ltd.     Textiles                                          2.7     1,957,675

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Diversified Operations                           10.9%   $7,842,733
Semiconductor Components / Integrated             6.5
  Circuits                                                4,700,299
Electric - Integrated                             6.4     4,591,673
Banks                                             5.7     4,056,029
Diversified Financial Services                    4.5     3,237,838
Auto Manufacturer                                 4.3     3,070,043
Oil Refining & Marketing                          4.2     3,005,985
Telecommunication Services                        3.5     2,515,191
Textiles                                          3.4     2,443,901
Oil Companies - Exploration & Production          3.1     2,246,370

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $55,978,722)                           $69,012,042
Cash                                        1,964,570
Foreign currency, at value (identified
   cost, $792,802)                            793,990
Receivable for investments sold               216,479
Interest and dividends receivable             144,558
-----------------------------------------------------
TOTAL ASSETS                              $72,131,639
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   248,448
Accrued expenses                               54,400
-----------------------------------------------------
TOTAL LIABILITIES                         $   302,848
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $71,828,791
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $58,793,833
Net unrealized appreciation (computed on
   the basis of identified cost)           13,034,958
-----------------------------------------------------
TOTAL                                     $71,828,791
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $78,816)                               $ 1,833,357
Interest                                       11,176
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,844,533
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   438,951
Administration fee                            146,411
Trustees' fees and expenses                     9,440
Custodian fee                                 185,997
Legal and accounting services                  47,658
Miscellaneous                                   5,393
-----------------------------------------------------
TOTAL EXPENSES                            $   833,850
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   101,026
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   101,026
-----------------------------------------------------
NET EXPENSES                              $   732,824
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 1,111,709
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (net of
      foreign tax $21,957) (identified
      cost basis)                         $(5,193,407)
   Foreign currency transactions             (102,069)
-----------------------------------------------------
NET REALIZED LOSS                         $(5,295,476)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $17,789,326
   Foreign currency                            (4,639)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $17,784,687
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $12,489,211
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $13,600,920
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2003  AUGUST 31, 2002
--------------------------------------------------------------------------
From operations --
   Net investment income                  $     1,111,709  $       620,579
   Net realized gain (loss)                    (5,295,476)       1,259,406
   Net change in unrealized
      appreciation (depreciation)              17,784,687       (1,953,854)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    13,600,920  $       (73,869)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    31,293,604  $    50,377,622
   Withdrawals                                (34,261,737)     (68,225,260)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (2,968,133) $   (17,847,638)
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    10,632,787  $   (17,921,507)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    61,196,004  $    79,117,511
--------------------------------------------------------------------------
AT END OF YEAR                            $    71,828,791  $    61,196,004
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
                                    2003        2002        2001        2000         1999
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                          1.43%       1.40%       1.29%        1.25%        1.23%
   Expenses after custodian
      fee reduction                  1.25%       1.10%       1.08%        1.06%        1.05%
   Net investment income             1.90%       0.81%       0.71%        0.51%        1.08%
Portfolio Turnover                    114%        155%         35%          34%          57%
--------------------------------------------------------------------------------------------
TOTAL RETURN(1)                     24.59%      (2.72)%        --           --           --
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $71,829     $61,196     $79,118     $169,181     $168,102
--------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2003 the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.
 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2003, the adviser fee amounted to $438,951. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2003, the administrative fee amounted to $146,411. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $62,945,759 and $64,051,775, respectively, for the year ended August 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $56,426,805
    -----------------------------------------------------
    Gross unrealized appreciation             $13,376,159
    Gross unrealized depreciation                (790,922)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $12,585,237
    -----------------------------------------------------

   The unrealized appreciation on foreign currency is $1,638.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at August 31, 2003.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2003.

8 Interestholder Meeting (Unaudited)
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003. The items considered at the meeting are set forth below. Results are rounded to nearest whole number.

   ITEM 1: To elect Trustees of the Portfolio.

   The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             92%           8%
    Edward K.Y. Chen                                  92%           8%
    Donald R. Dwight                                  92%           8%
    Hon. Robert Lloyd George                          92%           8%
    James B. Hawkes                                   92%           8%
    Samuel L. Hayes, III                              87%          13%
    William H. Park                                   93%           7%
    Norton H. Reamer                                  92%           8%
    Lynn A. Stout                                     92%           8%

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

   ITEM 2: (A) To amend the Portfolio's restriction on borrowing.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 69%

    AGAINST                                     12%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (B) To eliminate the Fund's restriction on pledging assets.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     13%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (C) To amend the Portfolio's restriction relating to purchases on margin.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 67%

    AGAINST                                     14%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   (D) To eliminate the Portfolio's restriction on short sales.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     13%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (E) To eliminate the Portfolio's restriction on investing in other investment companies.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 70%

    AGAINST                                     11%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (F) To eliminate the Portfolio's restriction on investing in issuers that have common trustees, officers or shareholders with the Fund.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     13%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (G) To amend the Portfolio's restriction on underwriting.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 69%

    AGAINST                                     11%

    ABSTAIN                                      8%

    BROKER NON-VOTES                            12%

   (H) To amend the Portfolio's restriction on lending.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     13%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (i) To amend the Portfolio's restriction on concentrating in any particular industry.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 71%

    AGAINST                                     10%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (J) To eliminate the Portfolio's restriction on investing for control.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 71%

    AGAINST                                     10%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (K) To amend the Portfolio's restriction on investing in real estate.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 73%

    AGAINST                                      8%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (L) To eliminate the Portfolio's restriction on investing in physical commodities.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 70%

    AGAINST                                     12%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   (M) To eliminate the Portfolio's restriction on transactions with certain affiliates.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     13%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (N) To eliminate the Portfolio's restriction on investments relating to oil, gas or other mineral leases.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 73%

    AGAINST                                      9%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   (O) To approve a new investment restriction relating to investing in investment companies.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 71%

    AGAINST                                     10%

    ABSTAIN                                      7%

    BROKER NON-VOTES                            12%

   ITEM 3: To change the Portfolio's diversification status from diversified to non-diversified.

   The results of the vote on the proposal were as follows:

    AFFIRMATIVE                                 68%

    AGAINST                                     12%

    ABSTAIN                                      8%

    BROKER NON-VOTES                            12%

GREATER CHINA GROWTH PORTFOLIO AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GREATER CHINA GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Greater China Growth Portfolio as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Greater China Growth Portfolio at August 31, 2003, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 10, 2003

EATON VANCE GREATER CHINA GROWTH FUND

INVESTMENT MANAGEMENT

FUND MANAGEMENT. The Trustees of the Eaton Vance Growth Trust (the Trust) and Greater China Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Messrs. Chen, Kerr, Lloyd George and Ms. Chan is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Company LLC, "LGM" refers to Lloyd George Management (B.V.I.) Limited, and "Lloyd George" refers to Lloyd George Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              193                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2003      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes       Trustee of the      Trustee of the    Chairman, President and          193              Director of EVC
 11/9/41             Trust; Trustee and  Trust since 1989;   Chief Executive Officer
                     Vice President of    Trustee and Vice   of BMR, EVC, EVM and
                       the Portfolio      President of the   EV; Director of EV;
                                          Portfolio since    Vice President and
                                                1992         Director of EVD.
                                                             Trustee and/or officer
                                                             of 193 registered
                                                             investment companies in
                                                             the Eaton Vance Fund
                                                             Complex. Mr. Hawkes is
                                                             an interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV which
                                                             are affiliates of the
                                                             Trust and the
                                                             Portfolio.

 Hon. Robert Lloyd      Trustee and          Since 1992      Chief Executive Officer           5               Chairman of LGM
 George(2)            President of the                       of LGM and Lloyd
 8/13/52                 Portfolio                           George. Mr. Lloyd
                                                             George is an interested
                                                             person because of his
                                                             positions with LGM and
                                                             Lloyd George, which are
                                                             affiliates of the
                                                             Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Edward K.Y.             Trustee of          Since 1992      President of Lingnan              5              Director of First
 Chen(2)               the Portfolio                         University in Hong Kong                        Pacific Company, Asia
 1/14/45                                                                                                          Satellite
                                                                                                              Telecommunications
                                                                                                            Holdings Ltd. and Wharf
                                                                                                               Holdings Limited
                                                                                                             (property management
                                                                                                             and communications)

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  193           Director of Tiffany &
 III                                     Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                  of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 1992      Harvard University                               (telecommunication
                                                             Graduate School of                               services company)
                                                             Business Administration.

EATON VANCE GREATER CHINA GROWTH FUND

INVESTMENT MANAGEMENT CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 William H. Park          Trustee            Since 2003      President and Chief              190                   None
 9/19/47                                                     Executive Officer,
                                                             Prizm Capital
                                                             Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice
                                                             President and Chief
                                                             Financial Officer,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) (1982-2001).

 Ronald A. Pearlman       Trustee            Since 2003      Professor of Law,                190                   None
 7/10/40                                                     Georgetown University
                                                             Law Center (since
                                                             1999). Tax Partner,
                                                             Covington & Burling,
                                                             Washington, DC (1991-2000).

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               193                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1996      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                193                   None
 9/14/57                                 Trust since 1998;   University of
                                          of the Portfolio   California at Los
                                             since 2003      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the     Since 2002(3)     Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC, Belport
                                                             Capital Fund LLC, and Belrose
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 53
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Pamela Chan(2)      Vice President of       Since 2002      Director of Lloyd George.
 2/7/57                the Portfolio                         Officer of 1 registered
                                                             investment company managed by
                                                             EVM or BMR.

 Gregory L. Coleman  Vice President of       Since 2001      Partner of Atlanta Capital.
 10/28/49                the Trust                           Officer of 10 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 William Walter      Vice President of       Since 1992      Director, Finance Director and
 Raleigh Kerr(2)       the Portfolio                         Chief Operating Officer of
 8/17/50                                                     Lloyd George. Director of LGM.
                                                             Officer of 4 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 James A. Womack     Vice President of       Since 2001      Vice President of Atlanta
 11/20/68                the Trust                           Capital. Officer of 10
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 193 registered investment
                                                             companies managed by EVM or
                                                             BMR.

EATON VANCE GREATER CHINA GROWTH FUND

INVESTMENT MANAGEMENT CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William J. Austin,     Treasurer of       Since 2002(3)     Assistant Vice President of
 Jr.                   the Portfolio                         EVM and BMR. Officer of 58
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 115 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) The business address for Ms. Chan and Messrs. Kerr and Lloyd George is 3808 One Exchange Square, Central, Hong Kong. The business address for Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.
 (3) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1992.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio


By:   /s/ Hon. Robert Lloyd George
      ----------------------------
      Hon. Robert Lloyd George
      President


Date: October 16, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ William J. Austin Jr.
      -------------------------
      William J. Austin Jr.
      Treasurer


Date: October 16, 2003


By:   /s/ Hon. Robert Lloyd George
      ----------------------------
      Hon. Robert Lloyd George
      President


Date: October 16, 2003